PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7. PROPERTY AND EQUIPMENT

Our property and equipment consisted of the following:

	January 3,	December 28,
(In millions)	2014	2012
Construction and mining equipment	$244.4	$266.4
Computer software	238.9	219.5
Computer hardware	216.1	198.2
Vehicles and automotive equipment	171.6	172.2
Leasehold improvements	141.9	130.1
Land and buildings	100.2	114.1
Furniture and fixtures	94.7	97.7
Other equipment	67.5	72.4
Construction in progress	9.3	15.6
	1,284.6	1,286.2
Accumulated depreciation and amortization	(676.5)	(598.7)
Property and equipment, net (1)	$608.1	$687.5

  The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.

We recorded a gain of $25.4 million on disposal of property and equipment for the year ended January 3, 2014 mainly resulting from the sale of equipment, land and buildings in Canada. This gain was recorded in “Cost of revenues” on our Consolidated Statements of Operations.

Property and equipment was depreciated by using the following estimated useful lives:

Estimated Useful Lives
Computer software and hardware and other equipment	3 – 10 years
Vehicles and automotive equipment	3 – 12 years
Construction and mining equipment	3 – 15 years
Furniture and fixtures	3 – 10 years
Leasehold improvements (1)	1 – 20 years
Buildings	10 – 45 years

  Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less.